Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment and Geographic Information [Abstract]
Net revenue		¥ 284,033	¥ 348,777	¥ 553,983	¥ 709,581
Unrealized gain (loss) on investments in equity securities held for operating purposes		(1,111)	2,716	936	2,735
Consolidated net revenue	[1]	282,922	351,493	554,919	712,316
Non-interest expenses		282,455	268,454	540,809	551,834
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		282,455	268,454	540,809	551,834
Income before income taxes		1,578	80,323	13,174	157,747
Unrealized gain (loss) on investments in equity securities held for operating purposes		(1,111)	2,716	936	2,735
Consolidated income before income taxes		¥ 467	¥ 83,039	¥ 14,110	¥ 160,482

[1]	There is no revenue derived from transactions with a single major external customer.